Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
9.	OTHER CURRENT ASSETS

December 31 (millions of dollars)	2016	2015
Regulatory assets (Note 12)	37	36
Materials and supplies	19	21
Deferred income tax assets (Notes 3, 7)	—	19
Prepaid expenses and other assets	41	24

	97	100